UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21606

Centaur Mutual Funds Trust

(Exact name of registrant as specified in charter)

470 Park Avenue South, 9th Floor

New York, NY 10016

(Address of principal executive offices) (Zip code)

Ultimus Fund Solutions, LLC

Attn: Zachary P. Richmond

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-513-587-3400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

DCM/INNOVA HIGH EQUITY INCOME INNOVATION FUND

LEBENTHAL ULTRA SHORT TAX-FREE INCOME FUND

ANNUAL REPORT
October 31, 2021

Centaur Mutual Funds Trust
Message from the Chief Executive Officer
October 31, 2021 (Unaudited)

The headlines are about to change.

As some of our investors know, while I am celebrating my 33rd year in the investment business, just as I am a student of the markets, I was literally a student of Journalism (in fact, it was the major area of study for my Bachelor of Arts.) I never stopped being a student of Journalism and it has served me well in the world of asset management. There’s actually some overlap between investments and journalism not so obvious to most people: the search for truth; looking at a situation through the lens of objectivity, whereas emotions can distort one’s view; hierarchy of laying out important facts; presenting a “fair and balanced” view. I’m sure there’s a fair case to be made many of the rules of Journalism from the 80’s have deviated, but a critical reader can still sort through fact versus opinion and “angles”. And there is an abundance of news in today’s information age; not necessarily from the major sources but directly from journalists from Substack, and podcasts and the likes.

I’m always mindful of my college professor’s words—“headlines sell papers” (I’m sure he, an Editor of the New York Times, didn’t originate that—it’s more of an industry truism.) In investing, we are always trying to keep our finger on the pulse of headlines and “the narrative” for several reasons. First of all, markets react to headlines. And they do follow a narrative (jobs are being replaced by artificial intelligence and drones; clean energy is replacing fossil fuels; etc.) Importantly, many times the narrative is wrong, and we can capitalize on such as investors if we can find the truth (like a fine journalist) versus the narrative. (In the late 1980’s the narrative was Japan would dominate the world and your kids should be studying Japanese. As it turned out, on Dec. 29, 1989, the Nikkei Stock Average closed at a record 38915.87. Then it fell. And it never recovered over the following 30 years. (Yes, I said 30 years. Thirty years later, December 2020, the Japanese market was 39% below its all-time high.) The headlines about how the Japanese were great businessmen faded. The narrative died. New headlines emerged. The below chart shows the relevance of following the headlines and yet finding truth and, as a result, avoiding an investment disaster (Japanese equities.) Or, better yet, latching onto the truth—which was US companies were highly adaptive to change and the transformational change brought about by microcomputing (1990’s), telecom and the internet would make US equities a sound place for capital.

Annual Report | October 31, 2021	1

Centaur Mutual Funds Trust
Message from the Chief Executive Officer
October 31, 2021 (Unaudited)

Here’s a chart the WSJ published using FactSet data (WSJ article Jan 1, 2020) :

I would say all this in Japanese, but I never learned the language. Nor did my kids. But, in plain English, let’s look at today.

At DCM Advisors “DCM”, we are thinking the headlines are changing as I write this in early December. COVID19 has been an immensely powerful narrative. And that looks now to be a waning story. Not only are vaccine producers boldly announcing they will get a booster to market within 100 days to address the new Omicron variant, but pharmaceutical manufacturers like Pfizer and Merck plan to have treatment pills in the market in 1Q 2022. (In Pfizer’s research trial, the pill reduced the risk of hospitalization by about 90% among people who started treatment within three days of symptoms.) Fear and anxiety are likely to decline as a result. “Lockdowns” may well decline too.

The new story we see emerging is what I’ll call InFed: Inflation; and what will the Fed do? Inflation is very real. The Fed’s actions, namely Fed Funds rate hikes are real as well. Both can have lasting effects on the markets for stocks, bonds and other asset classes like real estate and infrastructure. While the headlines can be very negative (gotta sell papers), inflation can be both positive and negative for the stocks and bonds we manage in our mutual funds. Hence, our job is to search for the truth and translate that into the portfolios we manage for your family (and mine—as the record shows my family has a material amount of capital in the same funds.) What is the rate of inflation? What sectors are most positively impacted by high inflation? What is the pace and magnitude of Fed rate hike activity?

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Centaur Mutual Funds Trust
Message from the Chief Executive Officer
October 31, 2021 (Unaudited)

We are fortunate to have Dr. Paul Wachtel, Emeritus Professor of Economics at the Stern School of Business New York University, as our economic advisor at DCM and he has been following the Inflation story since last winter (you can always read his blogs on our dcmadvisors.com website.) The entire team at DCM—including Dr. Vijay Chopra of the DCM/INNOVA quantitative equity team, and Robert Morgan of Lebenthal Municipal Income—is in search of the truth and looking to separate fact from fiction, which we hope translates into squarely meeting the objectives of the funds we manage for the shareholders we serve. That quest will always be a front-page story here at DCM and we thank you for your loyalty and trust.

Very truly yours,

Marc Rappaport
Chief Executive Officer
DCM Advisors

Annual Report | October 31, 2021	3

DCM/INNOVA High Equity Income Innovation Fund
Letter from the Portfolio Manager
October 31, 2021 (Unaudited)

While the DCM/INNOVA High Equity Income Innovation Fund’s (the “Fund’s”) previous fiscal year which ended on October 31, 2020, was marked by the devastation of COVID-19 and election uncertainty, the latest fiscal year, which ended on October 31, 2021, was marked by healing and recovery.

The election uncertainty was resolved within a few days of the election with Joe Biden becoming the next President. More importantly, the outcome did not result in the strong Democratic dominance in the House and Senate with which the market had been concerned. Democrats lost seats in the House and did not improve their position in the Senate to the extent market-unfriendly legislation could “sail through”.

The release of strongly positive test results for the Pfizer-BioNTech and Moderna vaccines, and the subsequent emergency FDA approval of the vaccines in December 2020 lit a fire under beaten-down energy, financials, and travel-related stocks. There was a huge rotation in equities from high-valuation, mega-cap technology stocks which were COVID-19 beneficiaries into COVID-19 recovery names.

With the clouds of the pandemic and political uncertainty lifted, the focus shifted to economic and earnings growth. Earnings and sales estimates for 2021 were revised upwards strongly by many companies throughout the Fund’s fiscal year. Bloomberg estimates for the S&P 500 revenue growth in 2021 are pointing to a 14.2% growth compared with -0.90% decline in 2020 (Bloomberg L.P.). Earnings are expected to grow 43.4% in 2021 compared with a -13.0% decline caused by the pandemic in 2020.

After the growth investment style outperformed value for over 13 years (since 2007), both styles were neck and neck over the Fund’s fiscal year. The Russell 1000 Growth Index was up 43.2% while the Russell 1000 Value Index was up 43.7% over the Fund’s fiscal year. This even performance masked a rotation under the surface with value outperforming from November ’20 through May ’21 and growth resuming its outperformance from June ’21 onwards. Small cap stocks outperformed large-cap stocks from November ’20 through March ’21 and lagged since then. The Russell 2000 Small Cap Index increased 50.8% during the Fund’s fiscal year compared with the Funds benchmark the S&P 500® Total Return Index (the “S&P 500 Index”) returns of 42.91%.

The best performing sectors over the Fund’s fiscal year were cyclical sectors such as Energy and Financials, which were up 112.4% and 69.7%, respectively. Defensive sectors were laggards, with Utilities up 11.6% and Telecom’s up 19.7%.

While equities rallied strongly, bonds suffered as the 10-year benchmark Government bond yields rallied from 88 bps to 156 bps over the course of the Fund’s fiscal year, reflecting improved economic prospects. Inflation expectations also picked up with the

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DCM/INNOVA High Equity Income Innovation Fund
Letter from the Portfolio Manager
October 31, 2021 (Unaudited)

5-year Breakeven inflation rates going from 1.59% to 2.89%. The Fed continued with its relaxed stance towards inflation under the belief that the pickup in inflation was transitory.

As the containment of COVID-19 became likely following the success of vaccines we positioned the Fund to have a tilt towards value in early 2021 as we expected cyclical and value-oriented sectors to outperform as the economy reopened. This led to strong returns in February 2021. However, the stance hurt performance from March through July of 2021 with the re-emergence of large- and mega-cap growth stocks as the growth style came back into favor. Equity markets continued to rally, but the rally became very narrow with leadership concentrated in large- and mega-cap growth stocks. Value stocks and small cap stocks lagged the major market indexes. This was tied to the emergence of the Delta variant and the fact that a substantial percentage of the population remained unvaccinated. This resulted in a resurgence of COVID-19 cases in some states, and concerns that economic growth was peaking.

In the Fund’s fiscal fourth quarter, the Fund returned 4.07% compared with 5.13% for the S&P 500 Index. For the fiscal year ended October 31, 2021, the Fund returned a strong 31.81%. However, this was below the S&P 500 Index return of 42.91% primarily due to our cyclical and value bias in early 2021 which lagged mid-year due to the emergence of the Delta variant. We rebalanced the account in the middle of July to moderate sector bets. We made small additions to growth stocks such as Amazon, Facebook (now Meta Platforms), Advanced Micro Devices, and Intuitive Surgical. We trimmed or sold out of cyclical stocks such as Caterpillar, Dow and Lear. The introduction of additional sector risk mitigation measures and increasing our exposure to mega-cap growth stocks in July helped the Fund regain its footing relative to the S&P 500 Index.

As of the end of the fiscal fourth quarter, the Fund has small underweights in Consumer Staples, Consumer Discretionary and Utilities sectors and modest overweights in Financials, Communication Services and Real Estate. We expect Consumer Staples and Utilities to lag the broad market as economic growth continues to be strong. The low bond yields are leading us to market weight or somewhat overweight long-duration growth stocks in the Information Technology, and Communication Services sectors.

We continue to be encouraged by the results of our innovative dividend income process for the quarter. The Fund seeks to pay dividends on a monthly basis and the payout over the fiscal fourth quarter corresponds to an annual net dividend yield of 4.1%. This is below our expectation but is prudent in light of the underperformance of value and high dividend yielding stocks in the market. The Fund had a trailing 12-month net yield of 5.9% as of the end of October 2021 and it may move moderately higher going forward depending on market conditions.

Annual Report | October 31, 2021	5

DCM/INNOVA High Equity Income Innovation Fund
Letter from the Portfolio Manager
October 31, 2021 (Unaudited)

Current positioning

The Fund held 115 equity securities diversified across sectors, and the top five equity holdings as of the end of this period were Alphabet, Apple, Microsoft, Amazon, Meta Platforms and Nvidia. The forecast PE ratio of the Fund of 19.7x, is below that of the S&P 500 Index at 21.2x. The Price-to-Cash Flow ratio of companies in the Fund is 16.8x, lower than the 20.4x value for the S&P 500 Index reflecting its more attractive value characteristics. The long-term earnings growth forecast for companies in the fund is 16.7% compared with 14.8% for the benchmark, reflecting its above-average growth profile. The Fund does not currently have a strong tilt towards growth or value, and instead is reliant on stock selection to enhance performance.

We believe that the Fund is appropriately positioned to perform in-line with the S&P 500 Index, while the income it generates (yield) is expected to exceed the benchmark. We are very positive on the outlook for dividend income generation heading into the next fiscal year.

Vijay Chopra, PhD, CFA
Portfolio Manager

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Lebenthal Ultra Short Tax-Free Income Fund
Letter from the Portfolio Manager
October 31, 2021 (Unaudited)

This past year, the municipal market has proven itself a bright spot in the fixed income space, providing generally positive, though lackluster returns while other fixed income products such as the treasury market has not. Over the fiscal year covering this annual report (11/1/20 – 10/31/21), municipals bonds as a whole have returned 2.64% on the year according to Bloomberg Barclays Indices*, while treasuries (-2.45%) and U.S. Corporate Index (1.96%) returns reflected the greater concerns of transitory inflation and eventual removal of Federal Reserve “easy-money” policies.

Municipal bonds in 2021 were buoyed by credit optimism, strong technical support and the potential tax consequences of the Build Back Better spending agenda. Coming into the year, we had state economies slowly opening with vaccines on the horizon promising a further “return to normal.” This was the light at the end of the tunnel that municipal bonds needed from the headline risk and credit scares caused by the first months of the pandemic, and with any “COVID-contamination” to credit relegated to smaller corners of the market, municipal bonds saw continued strong demand. This demand was strengthened by the ongoing push for Infrastructure legislation, which carried the specter of higher taxes. In fact, municipal bonds funds have seen a string of inflows only broken once all year, during tax time – an historically seasonal time for bonds positions to be sold to pay for tax bills.

These solid inflows, over $100 billion this year so far, juxtaposed against issuance that was lower than last year. Tax-exempt issuance was limited by better-than-expected tax revenues; states, municipalities not having spent through the generous Federal support disbursed through the pandemic. The ongoing use of taxable municipal bonds being used to advance refund tax-exempt issues further aggravated the imbalance, removing billions of tax-exempt bonds from the secondary market.

During the fiscal year ended, the Lebenthal Ultra Short Tax-Free Income Fund (the “Fund”) achieved its objective of capital preservation given the lack of volatility in its daily Net Asset Value. Operating in a period of low Fed Funds rate environment (near zero) created a very low tax-free yield. The Fund’s total return over the past fiscal year ended October 31, 2021 changed very little at (-0.02%) for the Class I Shares and the longer duration Bloomberg Barclays 1 Year Municipal Bond Index had a total return of 0.50%. The Fund’s secondary benchmark, SIFMA Muni Swap Index (the Securities Industry and Financial Markets Association), serves as a good proxy to describe just how yields on the very short end of the curve dropped (more like evaporated) -58.33% from the start to the end of the Fiscal Year; throughout the year the average weekly reading of this Index was just 0.0498 which indicates yields on Variable Rate Demand Notes hovered around 0.05% for the year.

Annual Report | October 31, 2021	7

Lebenthal Ultra Short Tax-Free Income Fund
Letter from the Portfolio Manager
October 31, 2021 (Unaudited)

Investing is never without its frustrations – we are exiting 2021 with admirable returns, but persistent low yields, and low taxable equivalent ratios. Finding value is increasingly challenging. While credit concerns have by and large been resolved, there are still areas of the market which are fragile and could cause potential problems. Moving forward requires prudence and judicious management in evaluating the need to provide yield vs the commitment to the preservation of capital, which we take very seriously.

2022 looks to provide more of the same technical strength, with the additional challenges of managing a changing Federal Reserve stance on interest rates. While municipal bonds have been resilient in the face of broader market fixed income rates, they are not immune, especially in a more hawkish environment. This is where active management and careful consideration to the road ahead is most valued. While we do not have all the answers, we do see higher rates coming, and have been working to position holdings to take advantage of them when they arrive, while at the same time providing a stable NAV and seeking more yield than money market instruments provide. For now, we wait patiently and “keep our powder dry”—a stance that served us well when cash rates spiked during the volatile March 2020 period. If the Fed begins to hike next year (which the market expects), we are ready and welcome the prospects of higher tax-free income for shareholders, of which I am one.

Marc Rappaport
Portfolio Manager

*	Bloomberg indices cited are:

Bloomberg US Treasury Index

Bloomberg US Corporate Bond Index

Bloomberg Municipal Bond Index

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Lebenthal Ultra Short Tax-Free Income Fund
Letter from the Portfolio Manager
October 31, 2021 (Unaudited)

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-484-5766.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The Funds’ prospectus contains this and other important information. To obtain a copy of the Funds’ prospectus please visit the Funds’ website at http://www.dcmmutualfunds.com or call 1-888-484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Funds are distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the investment advisor’s current opinions and views of the financial markets. Although the investment advisor believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time and may no longer be held by the Funds. For a complete list of securities held by the Funds as of October 31, 2021, please see the Schedules of Investments sections of the semi-annual report. The opinions of DCM Advisors, LLC with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Funds and the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements, include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

Annual Report | October 31, 2021	9

DCM/INNOVA High Equity Income Innovation Fund
Performance Update
October 31, 2021 (Unaudited)

Growth of $10,000 Investment

For the period from October 31, 2011 to October 31, 2021:

This graph assumes an initial $10,000 investment made on October 31, 2011 and held through October 31, 2021. All dividends and distributions are reinvested, if any. This graph depicts the performance of the DCM/ INNOVA High Equity Income Innovation Fund (the “DCM/INNOVA Fund”) versus the S&P 500® Total Return Index and the Dow Jones U.S. Select Dividend Total Return Index. It is important to note the DCM/INNOVA Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

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DCM/INNOVA High Equity Income Innovation Fund
Performance Update
October 31, 2021 (Unaudited)

Average Annual Total Returns for the years ended October 31, 2021*

	One	Five	Ten	Since
	Year	Year	Year	Inception(a)
DCM/INNOVA High Equity Income Innovation Fund	31.81%	11.22%	9.80%	9.28%
S&P 500® Total Return Index(b)	42.91%	18.93%	16.21%	10.72%
Dow Jones U.S. Select Dividend Total Return Index(c)	47.99%	11.33%	12.76%	8.48%

				Expense
				Ratios(d)
Gross				3.43%
With Applicable Waivers				1.57%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the DCM/INNOVA Fund distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling (888) 484-5766.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The DCM/INNOVA Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(a)	The DCM/INNOVA Fund’s inception date – March 16, 2005 (Date of Initial Public Investment).

(b)	S&P 500 Total Return Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the DCM/ INNOVA Fund’s portfolio.

(c)	The Dow Jones U.S. Select Dividend Total Return Index consists of 100 of the highest dividend-yielding securities (excluding Real Estate Investment Trusts (REITs)) in the Dow Jones U.S. Index, a broad-based index representative of the total market for the United States equity securities. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios shown are from the DCM/INNOVA Fund’s prospectus dated April 26, 2021. Additional information pertaining to the expense ratios as of October 31, 2021 can be found in the financial highlights.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The DCM/INNOVA Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at http://www.dcmmutualfunds.com or call (888) 484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The DCM/INNOVA Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

Annual Report | October 31, 2021	11

Lebenthal Ultra Short Tax-Free Income Fund
Performance Update
October 31, 2021 (Unaudited)

Growth of $250,000 Investment

For the period from December 30, 2019 (inception date) to October 31, 2021:

This graph assumes an initial $250,000 investment on December 30, 2019, the inception date of the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) and held through October 31, 2021. All dividends and distributions are reinvested, if any. This graph depicts the performance of the Lebenthal Fund versus the Bloomberg Barclays 1 Year Municipal Bond Index. It is important to note the Lebenthal Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

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Lebenthal Ultra Short Tax-Free Income Fund
Performance Update
October 31, 2021 (Unaudited)

Performance Returns for the periods ended October 31, 2021*

		One Year	Since Inception(a)
Lebenthal Ultra Short Tax-Free Income Fund - Class I Shares		-0.02%	0.25%
Lebenthal Ultra Short Tax-Free Income Fund - Class A Shares (Without Load)		-0.30%	0.02%
Lebenthal Ultra Short Tax-Free Income Fund - Class A Shares (With Load)		-0.80%	-0.25%
Bloomberg Barclays 1 Year Municipal Bond Index(b)		0.50%	1.10%
SIFMA Municipal Swap Index(c)		-58.33%	-84.87%

	Expense Ratios(d)
	Class A Shares	Class I Shares
Gross	3.13%	2.88%
With Applicable Waivers	0.75%	0.50%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on the Lebenthal Fund distributions or the redemption of shares. Current performance may be lower or higher than the performance quoted. In the case of investments at or above $250,000, a contingent deferred sales charge (CDSC) of up to 0.25% may be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid. Performance data current to the most recent month end may be obtained by calling (888) 484-5766.

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Lebenthal Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower.

(a)	The Lebenthal Fund’s inception date – December 30, 2019 (Date of Initial Public Investment).

(b)	Bloomberg Barclays 1 Year Municipal Bond Index is an unmanaged index of municipal bonds with a remaining maturity of one to two years. Individuals cannot invest directly in an index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Securities Industry and Financial Markets Association Municipal Swap Index (“SIFMA Municipal Swap Index”) is a 7-day high-grade market index comprised of tax-exempt Variable Rate Demand Obligations (“VRDOs”) with certain characteristics. It is a short-term index which reflects activity in the VRDO market.

(d)	The expense ratios shown are from the Lebenthal Fund’s prospectus dated April 26, 2021. Additional information pertaining to the expense ratios as of October 31 2021 can be found in the financial highlights.

Annual Report | October 31, 2021	13

Lebenthal Ultra Short Tax-Free Income Fund
Performance Update
October 31, 2021 (Unaudited)

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at http://www.dcmmutualfunds.com or call (888) 484-5766 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest.

The Lebenthal Fund is distributed by Ultimus Fund Distributors, LLC., Member FINRA/SIPC.

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DCM/INNOVA High Equity Income Innovation Fund

Schedule of Investments

October 31, 2021

	Shares	Fair Value
COMMON STOCKS — 98.80%
Communications — 12.51%
Alphabet, Inc., Class A(a)	538	$1,592,975
Comcast Corp., Class A	6,613	340,107
Consolidated Communications Holdings, Inc.(a)	10,090	74,666
Facebook, Inc., Class A(a)	2,379	769,773
Gray Television, Inc.	8,475	198,654
HealthStream, Inc.(a)	1,994	53,060
Interpublic Group of Cos., Inc.	9,973	364,713
News Corp., Class A	10,208	233,763
Shopify, Inc., Class A(a)	110	161,340
TEGNA, Inc.	8,939	175,741
Telia Co AB	104,311	410,469
Walt Disney Co. (The)(a)	1,935	327,150
		4,702,411
Consumer Discretionary — 10.41%
Amazon.com, Inc.(a)	312	1,052,198
Copart, Inc.(a)	1,354	210,263
Hilton Grand Vacations, Inc.(a)	3,045	153,103
Home Depot, Inc. (The)	1,041	386,981
Johnson Outdoors, Inc., Class A	686	72,839
Lowe’s Cos., Inc.	1,759	411,290
Methode Electronics, Inc.	1,808	76,063
NIKE, Inc., Class B	2,015	337,089
Starbucks Corp.	2,892	306,754
Tesla, Inc.(a)	481	535,834
Tractor Supply Co.	1,715	372,447
		3,914,861
Consumer Staples — 2.32%
Costco Wholesale Corp.	1,002	492,523
Philip Morris International, Inc.	3,998	377,971
		870,494
Energy — 4.26%
Antero Midstream Corp.	40,203	427,760
Exxon Mobil Corp.	1,474	95,029
Green Plains, Inc.(a)	5,292	200,831
Kinder Morgan, Inc.	32,818	549,701
Murphy USA, Inc.	1,162	189,348
Williams Cos., Inc. (The)	4,996	140,338
		1,603,007

See Notes to Financial Statements
Annual Report | October 31, 2021	15

DCM/INNOVA High Equity Income Innovation Fund

Schedule of Investments

October 31, 2021

	Shares	Fair Value
COMMON STOCKS — 98.80% (CONTINUED)
Financials — 14.67%
Ameriprise Financial, Inc.	1,045	$315,726
Bank of America Corp.	8,045	384,389
Bank of Montreal	100	10,856
Berkshire Hathaway, Inc., Class B(a)	1,325	380,288
BlackRock, Inc.	371	350,024
Charles Schwab Corp. (The)	4,012	329,104
Discover Financial Services	2,037	230,833
Financial Institutions, Inc.	1,666	53,179
First American Financial Corp.	2,502	182,996
Jefferies Financial Group, Inc.	9,054	389,322
JPMorgan Chase & Co.	2,020	343,178
Kennedy-Wilson Holdings, Inc.	5,978	133,728
MetLife, Inc.	4,678	293,778
Morgan Stanley	3,342	343,491
People’s United Financial, Inc.	21,731	372,469
PNC Financial Services Group, Inc. (The)	844	178,109
Principal Financial Group, Inc.	2,000	134,180
Prudential Financial, Inc.	1,674	184,224
Royal Bank of Canada	100	10,407
Royal Bank of Canada	3,300	343,233
Stewart Information Services Corp.	2,675	190,380
Unum Group	14,125	359,764
		5,513,658
Health Care — 10.66%
Agilent Technologies, Inc.	2,342	368,842
AmerisourceBergen Corp.	2,486	303,342
Danaher Corp.	660	205,768
Eli Lilly & Co.	1,321	336,538
HCA Healthcare, Inc.	1,672	418,769
Henry Schein, Inc.(a)	3,285	250,810
Horizon Therapeutics PLC(a)	1,662	199,290
Intuitive Surgical, Inc.(a)	978	353,185
Johnson & Johnson	994	161,903
Prestige Consumer Healthcare, Inc.(a)	1,670	100,183
Thermo Fisher Scientific, Inc.	529	334,894
UnitedHealth Group, Inc.	887	408,437
Universal Health Services, Inc., Class B	1,590	197,319
Zoetis, Inc.	1,710	369,702
		4,008,982

See Notes to Financial Statements
16	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund

Schedule of Investments

October 31, 2021

	Shares	Fair Value
COMMON STOCKS — 98.80% (CONTINUED)
Industrials — 5.90%
BAE Systems PLC - ADR	14,125	$433,073
Caterpillar, Inc.	681	138,931
CSX Corp.	12,930	467,678
Deere & Co.	746	255,363
Honeywell International, Inc.	1,685	368,374
Pentair PLC	1,592	117,760
Trane Technologies PLC	1,347	243,713
United Rentals, Inc.(a)	507	192,209
		2,217,101
Materials — 3.38%
Carlisle Cos., Inc.	1,204	268,395
Dow, Inc.	2,044	114,403
Eagle Materials, Inc.	1,180	175,065
Ingevity Corp.(a)	1,330	103,620
Owens Corning	2,287	213,629
Sensient Technologies Corp.	2,496	238,618
Sherwin-Williams Co. (The)	500	158,305
		1,272,035
Real Estate — 3.67%
Crown Castle International Corp.	1,478	266,483
Public Storage	993	329,855
Realty Income Corp.	2,651	189,361
Simon Property Group, Inc.	1,367	200,375
Sino Land Co. Ltd.	300,000	394,063
		1,380,137
Technology — 29.62%
Adobe Systems, Inc.(a)	765	497,525
Advanced Micro Devices, Inc.(a)	2,644	317,888
Apple, Inc.	13,380	2,004,324
Broadcom, Inc.	917	487,541
Cerner Corp.	4,460	331,333
Cisco Systems, Inc.	7,318	409,588
Commvault Systems, Inc.(a)	1,672	102,828
Consensus Cloud Solutions, Inc.(a)	450	28,499
Corning, Inc.	3,030	107,777
Intuit, Inc.	303	189,675
KLA Corp.	616	229,620
Microsoft Corp.	7,353	2,438,401
Mimecast Ltd.(a)	2,870	216,513

See Notes to Financial Statements
Annual Report | October 31, 2021	17

DCM/INNOVA High Equity Income Innovation Fund

Schedule of Investments

October 31, 2021

	Shares	Fair Value
COMMON STOCKS — 98.80% (CONTINUED)
Technology — 29.62% (Continued)
Moody’s Corp.	399	$161,256
NVIDIA Corp.	2,174	555,827
NXP Semiconductors NV	928	186,398
PayPal Holdings, Inc.(a)	1,535	357,026
Perficient, Inc.(a)	3,336	412,329
Qorvo, Inc.(a)	2,035	342,348
QUALCOMM, Inc.	1,373	182,664
S&P Global, Inc.	500	237,080
salesforce.com, Inc.(a)	1,338	400,985
ServiceNow, Inc.(a)	328	228,865
Texas Instruments, Inc.	1,189	222,914
Veeva Systems, Inc., Class A(a)	996	315,742
Ziff Davis, Inc.(a)	1,350	173,165
		11,138,111
Utilities — 1.40%
IDACORP, Inc.	1,306	136,242
NiSource, Inc.	15,755	388,676
		524,918

Total Common Stocks (Cost $34,874,614)		37,145,715

MONEY MARKET FUNDS — 0.74%
First American Treasury Obligations Fund, Class X, 0.01%(b)	278,621	278,621

Total Money Market Funds (Cost $278,621)		278,621

Total Investments — 99.54% (Cost $35,153,235)		37,424,336

Other Assets in Excess of Liabilities — 0.46%		172,346

NET ASSETS — 100.00%		$37,596,682

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

ADR - American Depositary Receipt.

See Notes to Financial Statements
18	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund

Schedule of Investments

October 31, 2021

Summary of Investments	% of Net Assets	Fair Value
Common Stocks
Communications	12.51%	$4,702,411
Consumer Discretionary	10.41%	3,914,861
Consumer Staples	2.32%	870,494
Energy	4.26%	1,603,007
Financials	14.67%	5,513,658
Health Care	10.66%	4,008,982
Industrials	5.90%	2,217,101
Materials	3.38%	1,272,035
Real Estate	3.67%	1,380,137
Technology	29.62%	11,138,111
Utilities	1.40%	524,918
Money Market Funds	0.74%	278,621
Other Assets in Excess of Liabilities	0.46%	172,346
Total	100.00%	$37,596,682

See Notes to Financial Statements
Annual Report | October 31, 2021	19

Lebenthal Ultra Short Tax-Free Income Fund

Schedule of Investments

October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78%
Alabama — 0.52%
Alabama Public School and College Authority Revenue Refunding Bonds, 5.00%, 2/1/2022	$25,000	$25,300
University of North Alabama General Fee Revenue Bonds, Series 2012 A, 5.00%, 11/1/2021	25,000	25,000
		50,300
Arizona — 1.73%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 A, 5.00%, 1/1/2022	5,000	5,039
Maricopa County AZ School District 11 School Improvement and Refunding Bonds, Series 2015, 5.00%, 7/1/2022	35,000	36,100
Pima County AZ Certificates of Participation, Series 2020 A, 5.00%, 12/1/2021	35,000	35,137
Salt River Project Agricultural Improvement & Power District AZ Electric Systems Revenue Bonds, Series 2019 A, 5.00%, 1/1/2022	90,000	90,717
		166,993
California — 8.52%
Alameda County Joint Powers Authority Lease Revenue Bonds, Series 2016, 5.00%, 12/1/2021	650,000	652,559
Contra Cost County CA Public Financing Authority Lease Revenue Refunding Bonds, Series 2021 B, 4.00%, 6/1/2022	5,000	5,111
Monrovia CA Financing Authority Lease Revenue Refunding Bonds, Series 2017, 3.00%, 12/1/2021	50,000	50,116
Municipal Improvement Corp. of Los Angeles Lease Revenue Refunding Bonds, 5.00%, 11/1/2021	25,000	25,000
Oakland Joint Powers Financing Authority Lease Revenue Refunding Bonds, Series 2018, 5.00%, 11/1/2021	65,000	65,000
State of California Department of Water Resources Power Supply Revenue Bonds, 4.00%, 5/1/2022	25,000	25,482
		823,268

See Notes to Financial Statements
20	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund

Schedule of Investments

October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)
Colorado — 1.04%
City & County of Denver CO Airport System Revenue Refunding Bonds, 5.00%, 11/15/2021	$30,000	$30,053
City & County of Denver CO Airport System Revenue Refunding Bonds, Series 2012 B, 5.00%, 11/15/2022	5,000	5,250
County of Fremont CO Certificates of Participation, 5.00%, 12/15/2021	25,000	25,143
Denver Urban Renewal Authority Stapleton Senior Subordinate Tax Increment Revenue Bonds, Series 2015 B-1, 4.13%, 12/1/2021	25,000	25,079
Grand County School District No. 2 General Obligation Refunding Bonds, 5.00%, 12/1/2021	15,000	15,059
		100,584
Connecticut — 4.20%
Connecticut State General Obligation Bonds, Series 2014 F, 5.00%, 11/15/2021	35,000	35,062
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series 2014 O, 4.00%, 11/1/2021	250,000	249,999
Connecticut State Health & Educational Revenue Refunding Bonds, 4.00%, 11/1/2021	75,000	75,000
State of Connecticut Special Tax Revenue Refunding Bonds, 5.00%, 1/1/2022	40,000	40,320
University of Connecticut General Obligation Bonds, Series 2109 A, 5.00%, 11/1/2022	5,000	5,240
		405,621
Delaware — 0.36%
Delaware River Port Authority Revenue Refunding Bonds, 5.00%, 1/1/2022	35,000	35,260

District of Columbia — 5.69%
District of Columbia Carnegie Endowment for International Peace Revenue Bonds, Series 2006, 0.05%, 11/1/2045(a)	$300,000	300,000
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2014 B-2, 0.05%, 10/1/2050(a)	250,000	250,000
		550,000

See Notes to Financial Statements
Annual Report | October 31, 2021	21

Lebenthal Ultra Short Tax-Free Income Fund

Schedule of Investments

October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)
Florida — 7.01%
Broward County FL School District Certificates of Participation, 5.00%, 7/1/2022	$45,000	$46,424
Hillsborough County FL School Board Certificates of Participation, Series 2015 A, 5.00%, 7/1/2022	10,000	10,314
Hillsborough County FL School Board Certificates of Participation, Series 2016 A, 5.00%, 7/1/2022	40,000	41,257
Hillsborough County FL School Board Certificates of Participation, Series 2017 C, 5.00%, 7/1/2022	25,000	25,786
Jacksonville FL Capital Improvement Revenue Refunding Bonds, Series 2012, 5.00%, 10/1/2022	110,000	114,852
JEA Electric System Revenue Bonds, Series 2013 3-A, 5.00%, 10/1/2022	35,000	36,524
JEA Water & Sewer System Revenue Bonds, Series 2008 B, 0.07%, 10/1/2041(a)	300,000	300,000
Miami-Dade County FL Capital Asset Acquisition Special Obligation Refunding Bonds, 5.00%, 4/1/2022	25,000	25,501
Miami-Dade County FL School Board Certificates of Participation, Series 2015 D, 5.00%, 2/1/2022	10,000	10,120
Miami-Dade County FL School Board Certificates of Participation, Series 2105 A, 5.00%, 5/1/2022	10,000	10,241
Pasco County FL School Board Refunding Certificates of Participation, 5.00%, 8/1/2022	25,000	25,886
Volusia County FL Educational Facilities Authority Revenue Bonds, 3.00%, 10/15/2022	30,000	30,764
		677,669
Georgia — 1.46%
Georgia Municipal Electric Authority Power Revenue Bonds, 5.00%, 1/1/2022	65,000	65,502
Monroe County GA Public Facilities Authority Revenue Bonds, Series 2012 B, 3.00%, 12/1/2021	75,000	75,172
		140,674
Illinois — 13.61%
Chicago Midway International Airport Second Lien Revenue and Revenue Refunding Bonds, Series 2014 B, 5.00%, 1/1/2022	40,000	40,317
Chicago O’Hare International Airport General Airport Senior Lien Revenue Refunding Bonds, Series 2017 C, 5.00%, 1/1/2022	25,000	25,198

See Notes to Financial Statements
22	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund

Schedule of Investments

October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)
Illinois — 13.61% (Continued)
Chicago O’Hare International Airport Revenue Bonds, Series 2013 D, 5.00%, 1/1/2022	$30,000	$30,240
Chicago O’Hare International Airport Revenue Refunding Bonds, Series 2016 C, 5.00%, 1/1/2022	25,000	25,198
Cook County IL Forest Preservation District General Obligation Refunding Bonds, 5.00%, 11/15/2021	65,000	65,113
Cook County IL General Obligation Refunding Bonds, Series 2018, 5.00%, 11/15/2021	60,000	60,106
Cook County IL Sales Tax Revenue Bonds, Series 2012, 5.00%, 11/15/2021	120,000	120,212
Cook County IL School District No. 99 (Cicero) General Obligation Refunding Bonds, Series 2019, 5.00%, 12/1/2021	50,000	50,188
Glendale Heights IL General Obligation Bonds, Series 2019, 5.00%, 12/15/2021	25,000	25,143
Illinois Educational Facilities Authority Revenue Bonds, Series 2003 B, 0.05%, 7/1/2033(a)	200,000	200,000
Illinois Finance Authority Clean Water Initiative Revenue Bonds, Series 2013, 4.00%, 1/1/2022	30,000	30,190
Illinois Finance Authority Revenue Bonds, Series 2012 B, 5.00%, 7/1/2022	50,000	51,572
Illinois State General Obligation Bonds, Series 2017 D, 5.00%, 11/1/2021	25,000	25,000
Illinois State General Obligation Bonds, Series 2012 A, 4.00%, 1/1/2022	30,000	30,189
Illinois State General Obligation Bonds, Series 2014, 5.00%, 2/1/2022	45,000	45,532
Illinois State General Obligation Bonds, Series 2012, 5.00%, 3/1/2022	50,000	50,787
Illinois State General Obligation Bonds, Series 2014, 5.00%, 4/1/2022	100,000	101,964
Illinois State General Obligation Bonds, Series 2012, 5.00%, 6/1/2022	35,000	35,957
Illinois State General Obligation Refunding Bonds, Series 2012, 5.00%, 8/1/2022	80,000	82,801
Illinois State Toll Highway Authority Revenue Refunding Bonds, 5.00%, 1/1/2022	25,000	25,195
Lake County IL Community School District General Obligation Bonds, 4.00%, 11/1/2021	25,000	25,000

See Notes to Financial Statements
Annual Report | October 31, 2021	23

Lebenthal Ultra Short Tax-Free Income Fund

Schedule of Investments

October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)
Illinois — 13.61% (Continued)
McHenry County IL Community Unit School District No. 200 (Woodstock) General Obligation Bonds, 5.00%, 1/15/2022	$60,000	$60,585
Metropolitan Pier & Exposition Authority State Tax Revenue Bonds, Series 2002 B, 5.65%, 6/15/2022	50,000	51,656
University of Illinois Auxiliary Facilities System Refunding Revenue Bonds, Series 2001 A, 5.50%, 4/1/2022	30,000	30,658
University of Illinois Refunding Certificates of Participation, Series 2014 C, 5.00%, 3/15/2022	25,000	25,444
		1,314,245
Indiana — 5.26%
Boone Township IN School Building Corp. Taxable and Valorem Property Tax First Mortgage Refunding Bonds, Series 2020 A, 2.00%, 7/15/2022	75,000	75,843
Indiana Finance Authority State Revolving Fund Program Refunding Revenue Bonds, Series 2013 A, 5.00%, 2/1/2022	300,000	303,612
Indianapolis Local Public Improvement Bond Bank Bonds, 5.25%, 7/1/2022	25,000	25,843
Plainfield IN Redevelopment Authority, Indiana Lease Rental Revenue Bonds, 4.00%, 8/1/2022	100,000	102,636
		507,934
Kansas — 0.26%
Kansas Development Finance Authority Revenue Refunding Bonds, 5.00%, 11/1/2021	25,000	25,000

Kentucky — 1.04%
Kentucky State Property & Buildings Commission Revenue Bonds, Series 2018, 5.00%, 5/1/2022	35,000	35,831
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series 2020 C, 5.00%, 11/1/2021	25,000	25,000
Kentucky State Property & Buildings Commission Revenue Refunding Bonds, Series 2016 B, 5.00%, 11/1/2021	25,000	25,000
Louisville/Jefferson County KY Metro Government Revenue Bonds, Series 2012 A, 5.00%, 12/1/2021	15,000	15,058
		100,889

See Notes to Financial Statements
24	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)
Louisiana — 0.42%
Louisiana Public Facilities Authority Revenue and Refunding Bonds, Series 2016 A, 5.00%, 12/15/2021	$40,000	$40,225

Maryland — 3.11%
Washington Suburban Sanitary District General Obligation Bonds, Series 2016 B-4, 0.06%, 6/1/2023(a)	200,000	200,000
Washington Suburban Sanitary District General Obligation Bonds, Series 2015 B-3, 0.06%, 6/1/2023(a)	100,000	100,000
		300,000
Massachusetts — 3.47%
City of Newton MA General Obligation Refunding Bonds, 5.00%, 1/15/2022	35,000	35,345
Massachusetts State Health & Educational Facilities Authority Revenue Bonds, Series 2001 J-2, 0.04%, 7/1/2031(a)	300,000	300,000
		335,345
Michigan — 1.92%
City of Grand Rapids MI Water Supply System Revenue Improvement and Refunding Bonds, Series 2018, 5.00%, 1/1/2022	10,000	10,079
State of Michigan Trunk Line Revenue Bonds, 5.00%, 11/15/2021	125,000	125,221
Wayne County Airport Authority Revenue Bonds, 5.00%, 12/1/2021	$50,000	50,196
		185,496
Minnesota — 1.51%
Metropolitan Council MN General Obligation Transit Refunding Bonds, 5.00%, 3/1/2022	10,000	10,161
Minneapolis and St Paul MN Housing and Redevelopment Authority Health Care Revenue Refunding Bonds, 5.00%, 11/15/2021	50,000	50,087
St Paul Port Authority Revenue Tax-Exempt Limited Tax Supported Refunding Bonds, Series 2017 1, 5.00%, 3/1/2022	30,000	30,484
St. Cloud Independent School District No. 742 General Obligation Crossover Refunding Bonds, 4.00%, 2/1/2022	5,000	5,047

See Notes to Financial Statements
Annual Report | October 31, 2021	25

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)
Minnesota — 1.51% (Continued)
Zumbro Education District Certificates of Participation, 4.00%, 2/1/2022	$50,000	$50,421
		146,200
Missouri — 0.10%
Fort Zumwalt MO School District General Obligation Refunding And Improvement Bonds, Series 2015, 4.00%, 3/1/2022	10,000	10,128

Nebraska — 0.89%
University of Nebraska Facilities Corp. Revenue Bonds, 5.00%, 2/15/2022	85,000	86,184

New Jersey — 7.61%
Atlantic County NJ General Obligation Refunding Bonds, 3.00%, 1/15/2022	40,000	40,224
Jersey City NJ General Obligation Improvement Bonds, Series 2018, 5.00%, 12/1/2021	35,000	35,136
Jersey City NJ General Obligation Refunding Bonds, 4.00%, 2/15/2022	50,000	50,545
Maplewood Township NJ General Improvement Bonds, Series 2018, 5.00%, 2/15/2022	50,000	50,682
New Jersey Building Authority State Building Revenue Refunding Bonds, 5.00%, 6/15/2022	25,000	25,727
New Jersey Economic Development Authority Revenue Refunding Bonds, Series 2017 B, 5.00%, 11/1/2021	35,000	35,000
New Jersey Economic Development Authority Revenue Refunding Bonds, Series 2005 K, 5.25%, 12/15/2021	15,000	15,090
New Jersey State General Obligation Bonds, Series 2016, 5.00%, 6/1/2022	35,000	35,934
New Jersey State General Obligation Refunding Bonds, 5.25%, 8/1/2022	75,000	77,710
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006 A, 5.25%, 12/15/2021	25,000	25,150
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2006 A, 5.50%, 12/15/2021	200,000	201,257
New Jersey Transportation Trust Fund Authority Revenue Bonds, 5.00%, 6/15/2022	65,000	66,895

See Notes to Financial Statements
26	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)

New Jersey — 7.61% (Continued)
Swedesboro-Woolwich Consolidated School District General Obligation Refunding Bonds, 5.00%, 2/15/2022	$40,000	$40,538
Vineland NJ General Improvement Bonds, 4.00%, 1/15/2022	35,000	35,265
		735,153
New York — 14.22%
Battery Park City Authority Junior Revenue Bonds, Series 2019 D-1, 0.06%, 11/1/2038(a)	300,000	300,000
Hudson Yards Infrastructure Corp. Revenue Refunding Bonds, 5.00%, 2/15/2022	70,000	70,954
Kingston City School District New York School District Bonds, 3.00%, 6/1/2022	25,000	25,413
Nassau County NY General Obligation Improvement Bonds, Series 2016 A, 5.00%, 1/1/2022	50,000	50,398
New York City Trust for Cultural Resources Revenue Bonds, Series 2009 A, 0.06%, 7/1/2032(a)	250,000	250,000
New York City Trust for Cultural Resources Revenue Bonds, Series 2006 A-2, 0.05%, 10/1/2036(a)	200,000	200,000
New York Municipal Bond Bank Agency Revenue Refunding Bonds, 5.00%, 12/1/2021	25,000	25,098
New York State Bridge Authority General Revenue Bonds, 4.00%, 1/1/2022	30,000	30,185
New York State Dormitory Authority Revenue Bonds, Series 2012 A, 5.00%, 7/1/2022	35,000	36,129
New York State Energy Research & Development Authority Facilities Revenue Bonds, Series 2005 A-3, 0.05%, 5/1/2039(a)	300,000	300,000
New York State Urban Development Corp. State Sales Tax Revenue Bonds, 5.00%, 3/15/2022	30,000	30,538
Port Authority New York & New Jersey Consolidated Bonds, 4.00%, 12/1/2021	25,000	25,077
Triborough Bridge & Tunnel Authority Revenue Bonds, Series 2012 B, 4.00%, 11/15/2021	30,000	30,042
		1,373,834
North Carolina — 0.89%
City of Concord NC Utilities Systems Revenue Refunding Bonds, 5.00%, 12/1/2021	25,000	25,098

See Notes to Financial Statements
Annual Report | October 31, 2021	27

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)

North Carolina — 0.89% (Continued)
Durham Capital Financing Corp. Revenue Refunding Bonds, 5.00%, 12/1/2021	$25,000	$25,098
University of North Carolina at Charlotte General Revenue Bonds, 5.00%, 4/1/2022	35,000	35,703
		85,899
North Dakota — 2.07%
City of Fargo ND Health Systems Revenue Bonds, 5.00%, 11/1/2021	175,000	175,000
City of Williston ND Revenue Refunding Bonds, 5.00%, 11/1/2021	25,000	25,000
		200,000
Ohio — 5.18%
Ohio State General Obligation Infrastructure Improvement Bonds, Series 2004 A, 0.05%, 2/1/2023(a)	200,000	200,000
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2016 A, 0.04%, 12/1/2036(a)	300,000	300,000
		500,000
Oklahoma — 1.46%
City of Midwest City OK General Obligation Bonds, 3.00%, 4/1/2022	25,000	25,279
Oklahoma State Municipal Power Authority Power Supply Revenue Refunding Bonds, 5.00%, 1/1/2022	115,000	115,907
		141,186
Pennsylvania — 4.64%
Allegheny County PA Sanitary Authority Sewer Revenue Bonds, Series 2015, 5.00%, 12/1/2021	30,000	30,116
Commonwealth Financing Authority Revenue Refunding Bonds, 5.00%, 6/1/2022	50,000	51,396
Erie County Conventional Center Authority Guaranteed Hotel Revenue Refunding Bonds, 5.00%, 1/15/2022	25,000	25,246
Parkland PA School District General Obligation Bonds, 5.00%, 4/15/2022	10,000	10,213
Pennsbury PA School District General Obligation Bonds, 5.00%, 1/15/2022	15,000	15,145
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2012 B, 4.00%, 12/1/2021	30,000	30,092

See Notes to Financial Statements
28	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)

Pennsylvania — 4.64% (Continued)
Pennsylvania Turnpike Commission Turnpike Revenue Bonds, Series 2013 C, 5.00%, 12/1/2021	$50,000	$50,194
Pennsylvania Turnpike Commission Turnpike Revenue Refunding Bonds, Series 2019, 5.00%, 12/1/2021	55,000	55,215
Pennsylvania Turnpike Commission Turnpike Subordinate Revenue Bonds, Series 2013 B, 5.00%, 12/1/2021	30,000	30,116
Philadelphia Authority for Industrial Development City Service Agreement Revenue Bonds, Series 2017, 5.00%, 12/1/2021	25,000	25,093
Southcentral PA General Authority Revenue Bonds, 3.00%, 11/1/2021	100,000	100,000
Wilson PA Area School District General Obligation Bonds, 4.00%, 3/15/2022	25,000	25,347
		448,173
Rhode Island — 0.85%
Rhode Island Health and Educational Building Corp. Higher Educational Facility Revenue Bonds, Series 2015, 5.00%, 11/1/2021	30,000	30,000
Rhode Island Health and Educational Building Corp. Higher Educational Facility Revenue Bonds Revenue Refunding Bonds, Series 2012 B, 5.00%, 8/15/2022	50,000	51,883
		81,883
Tennessee — 0.26%
Rutherford County TN General Obligation Refunding Bonds, 5.00%, 4/1/2022	10,000	10,200
Shelby County TN General Obligation Refunding Bonds, 4.00%, 3/1/2022	15,000	15,192
		25,392
Texas — 1.89%
Central Texas Regional Mobility Authority Subordinate Lien Revenue Refunding Bonds, 4.00%, 1/1/2022	35,000	35,204
Galveston TX Waterworks & Sewer System Revenue Refunding Bonds, 5.00%, 5/1/2022	65,000	66,536
North Texas Tollway Authority Revenue System First Tier Refunding Bonds, Series 2019 A, 5.00%, 1/1/2022	25,000	25,199

See Notes to Financial Statements
Annual Report | October 31, 2021	29

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Principal
	Amount	Fair Value
MUNICIPAL BONDS — 107.78% (CONTINUED)

Texas — 1.89% (Continued)
North Texas Tollway Authority Revenue System First Tier Refunding Bonds, Series 2015 A, 5.00%, 1/1/2022	$55,000	$55,439
		182,378
Virginia — 3.37%
Fairfax County VA Economic Development Authority Revenue Bonds, Series 2003 A, 0.03%, 12/1/2033(a)	300,000	300,000
Spotsylvania County VA General Obligation Public Improvement and Refunding Bonds, 5.00%, 1/15/2022	25,000	25,245
		325,245
Washington — 1.66%
King County WA Public Hospital District No. 2 Unlimited Tax General Obligation Refunding Bonds, Series 2010, 5.00%, 12/1/2021	150,000	150,586
King County WA Public Hospital District No. 2 Unlimited Tax General Obligation Refunding Bonds, Series 2013, 5.00%, 12/1/2021	10,000	10,039
		160,625
Wisconsin — 1.56%
City of Milwaukee WI General Obligation Promissory Notes, 4.00%, 3/1/2022	25,000	25,312
Fox Valley Technical College District, WI General Obligation Promissory Notes, Series 2014 B, 4.00%, 12/1/2021	100,000	100,309
Milwaukee WI Redevelopment Authority Lease Revenue Bonds, Series 2016 A, 3.00%, 11/15/2021	25,000	25,025
		150,646
Total Municipal Bonds (Cost $10,409,815)		10,412,429

See Notes to Financial Statements
30	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

	Shares	Fair Value
MONEY MARKET FUNDS — 0.37%

Federated Hermes Institutional Tax-Free Cash Trust, Institutional Shares, 0.01%(b)	35,724	$35,724

Total Money Market Funds (Cost $35,724)		35,724

Total Investments — 108.15% (Cost $10,445,539)		10,448,153
Liabilities in Excess of Other Assets — (8.15)%		(787,789)
NET ASSETS — 100.00%		$9,660,364

(a)	Certain variable rate securities are not based on a published reference rate spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Rate disclosed is the seven day effective yield as of October 31, 2021.

See Notes to Financial Statements
Annual Report | October 31, 2021	31

Lebenthal Ultra Short Tax-Free Income Fund
Schedule of Investments
October 31, 2021

Summary of Investments	% of Net Assets	Value
Municipal Bonds
Alabama	0.52%	$50,300
Arizona	1.73%	166,993
California	8.52%	823,268
Colorado	1.04%	100,584
Connecticut	4.20%	405,621
Delaware	0.36%	35,260
District of Columbia	5.69%	550,000
Florida	7.01%	677,669
Georgia	1.46%	140,674
Illinois	13.61%	1,314,245
Indiana	5.26%	507,934
Kansas	0.26%	25,000
Kentucky	1.04%	100,889
Louisiana	0.42%	40,225
Maryland	3.11%	300,000
Massachusetts	3.47%	335,345
Michigan	1.92%	185,496
Minnesota	1.51%	146,200
Missouri	0.10%	10,128
Nebraska	0.89%	86,184
New Jersey	7.61%	735,153
New York	14.22%	1,373,834
North Carolina	0.89%	85,899
North Dakota	2.07%	200,000
Ohio	5.18%	500,000
Oklahoma	1.46%	141,186
Pennsylvania	4.64%	448,173
Rhode Island	0.85%	81,883
Tennessee	0.26%	25,392
Texas	1.89%	182,378
Virginia	3.37%	325,245
Washington	1.66%	160,625
Wisconsin	1.56%	150,646
Money Market Funds	0.37%	35,724
Liabilities in Excess of Other Assets	-8.15%	(787,789)
Total	100.00%	$9,660,364

See Notes to Financial Statements
32	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Statements of Assets and Liabilities
October 31, 2021

	DCM/INNOVA	Lebenthal
	High Equity	Ultra Short
	Income Innovation	Tax-Free Income
	Fund	Fund
Assets
Investments in securities, at fair value (cost $35,153,235 and $10,445,539)	$37,424,336	$10,448,153
Foreign currencies, at value (cost $3,979 and $—)	3,968	—
Cash	6,392	57,378
Receivable from Advisor	—	21,701
Dividends and interest receivable	184,196	97,401
Tax reclaims receivable	43,963	—
Prepaid expenses	13,167	30,525
Total Assets	37,676,022	10,655,158

Liabilities
Payable for fund shares redeemed	409	—
Payable for investments purchased	—	956,179
Payable for distributions to shareholders	1,394	4
Payable to Advisor, net of waiver	32,611	—
Accrued 12b-1 fees - Class A	—	4
Payable to Administrator	8,307	7,078
Other accrued expenses	36,619	31,529
Total Liabilities	79,340	994,794
Net Assets	$37,596,682	$9,660,364

Net Assets consist of:
Paid-in capital	35,165,424	9,657,755
Accumulated earnings	2,431,258	2,609
Net Assets	$37,596,682	$9,660,364

See Notes to Financial Statements
Annual Report | October 31, 2021	33

Centaur Mutual Funds Trust
Statements of Assets and Liabilities
October 31, 2021

	DCM/INNOVA	Lebenthal
	High Equity	Ultra Short
	Income Innovation	Tax-Free Income
	Fund	Fund
Class I Shares:
Net Assets		$9,640,358
Shares outstanding (unlimited number of shares authorized, no par value)		963,763
Net asset value, offering and redemption price per share		$10.00

Class A Shares:
Net Assets		$20,006
Shares outstanding (unlimited number of shares authorized, no par value)		2,004
Net asset value, offering and redemption price per share (a)		$9.98
Offering price per share (100%/(100%-0.50% (maximum sales charge)) of net asset value adjusted to the nearest cent)		$10.03

Net Assets	$37,596,682
Shares outstanding (unlimited number of shares authorized, no par value)	2,657,411
Net asset value, offering and redemption price per share	$14.15

(a)	In the case of investments at or above $250,000, a contingent deferred sales charge (“CDSC”) of up to 0.25% may be charged on shares redeemed within 12 months of purchase if no sales charge on the original purchase and a finder’s fee was paid.

See Notes to Financial Statements
34	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Statements of Operations
For the year ended October 31, 2021

	DCM/INNOVA	Lebenthal
	High Equity	Ultra Short
	Income Innovation	Tax-Free Income
	Fund	Fund
Investment Income
Dividend income (net of foreign taxes withheld of $101,400 and $—)	$1,182,735	$21
Interest income	—	41,315
Total investment income	1,182,735	41,336

Expenses
Advisor	117,311	39,555
Administration	41,950	38,500
Fund accounting	30,601	33,529
Registration	30,450	49,011
Legal	30,402	31,445
Custodian	25,735	5,000
Audit and tax	15,460	18,960
Transfer agent	15,150	12,000
Insurance	13,331	11,450
Report printing	12,113	8,478
Trustee	5,300	5,300
Pricing	2,996	17,545
12b-1 fees- Class A	—	86
Miscellaneous	26,599	21,516
Total expenses	367,398	292,375
Fees contractually waived by Advisor	(132,528)	(246,122)
Fees voluntarily waived and expenses reimbursed by Advisor	—	(12,445)
Net operating expenses	234,870	33,808
Net investment income	947,865	7,528

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	1,497,797	—
Foreign currency translations	(66,394)	—
Change in unrealized appreciation (depreciation) on:
Investment securities	993,046	(9,410)
Foreign currency translations	(1,002)	—
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	2,423,447	(9,410)
Net increase (decrease) in net assets resulting from operations	$3,371,312	$(1,882)

See Notes to Financial Statements
Annual Report | October 31, 2021	35

DCM/INNOVA High Equity Income Innovation Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Year Ended
	October 31, 2021	October 31, 2020
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$947,865	$602,348
Net realized gain (loss) on investment securities and foreign currency translations	1,431,403	(1,262,038)
Change in unrealized appreciation (depreciation) on investment securities and foreign currency translations	992,044	884,870
Net increase (decrease) in net assets resulting from operations	3,371,312	225,180

Distributions to Shareholders From
Earnings	(880,056)	(639,617)
Return of capital	—	(23,084)
Total Distributions	(880,056)	(662,701)

Capital Transactions
Proceeds from shares sold	27,351,195	569,464
Reinvestment of distributions	857,235	633,576
Amount paid for shares redeemed	(1,317,102)	(2,613,653)
Net increase (decrease) in net assets resulting from capital transactions	26,891,328	(1,410,613)
Total Increase (Decrease) in Net Assets	29,382,584	(1,848,134)

Net Assets
Beginning of year	8,214,098	10,062,232
End of year	$37,596,682	$8,214,098

Share Transactions
Shares sold	1,972,797	49,884
Shares issued in reinvestment of distributions	62,641	55,113
Shares redeemed	(97,853)	(246,215)
Net increase (decrease) in shares outstanding	1,937,585	(141,218)

See Notes to Financial Statements
36	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$7,528	$25,841
Net realized gain (loss) on investment securities transactions	—	(5)
Change in unrealized appreciation (depreciation) on investment securities	(9,410)	12,024
Net increase (decrease) in net assets resulting from operations	(1,882)	37,860

Distributions to Shareholders From
Earnings
Class I Shares	(7,558)	(25,838)
Class A Shares	—	(46)
Total Distributions	(7,558)	(25,884)

Capital Transactions — Class I Shares
Proceeds from shares sold	272,511	9,332,000
Reinvestment of distributions	7,477	25,769
Amount paid for shares redeemed	(10)	—
Total Class I Shares	279,978	9,357,769

Capital Transactions — Class A Shares
Proceeds from shares sold	5,200	45,000
Reinvestment of distributions	—	46
Amount paid for shares redeemed	(30,165)	—
Total Class A Shares	(24,965)	45,046

Net increase in net assets resulting from capital transactions	255,013	9,402,815
Total Increase in Net Assets	245,573	9,414,791

Net Assets
Beginning of period	9,414,791	—
End of period	$9,660,364	$9,414,791

See Notes to Financial Statements
Annual Report | October 31, 2021	37

Lebenthal Ultra Short Tax-Free Income Fund
Statements of Changes in Net Assets

	For the	For the
	Year Ended	Period Ended
	October 31, 2021	October 31, 2020(a)
Share Transactions — Class I Shares
Shares sold	27,251	933,190
Shares issued in reinvestment of distributions	747	2,576
Shares redeemed	(1)	—
Total Class I	27,997	935,766

Share Transactions — Class A Shares
Shares sold	519	4,498
Shares issued in reinvestment of distributions	—	4
Shares redeemed	(3,017)	—
Total Class A	(2,498)	4,502

Net increase in shares outstanding	25,499	940,268

(a)	For the period December 30, 2019 (commencement of operations) to October 31, 2020.

See Notes to Financial Statements
38	www.dcmmutualfunds.com

DCM/INNOVA High Equity Income Innovation Fund
Financial Highlights

For a share outstanding during each year.

	For the	For the	For the	For the	For the
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	October 31,	October 31,	October 31,	October 31,	October 31,
	2021	2020	2019	2018	2017
Net Asset Value, Beginning of Year	$11.41	$11.69	$13.01	$14.25	$12.81
Income from investment operations:
Net investment income (loss)	0.86	0.82	0.17	(0.11)	(0.17)
Net realized and unrealized gain (loss) on investments	2.71	(0.23)	0.16	0.35	2.24
Total from Investment Operations	3.57	0.59	0.33	0.24	2.07
Less Distributions:
Net investment income	(0.83)	(0.84)	—	—	—
Net realized gains	—	—	(1.65)	(1.48)	(0.63)
Return of Capital	—	(0.03)	—	—	—
Total distributions	(0.83)	(0.87)	(1.65)	(1.48)	(0.63)
Net Asset Value, End of Year	$14.15	$11.41	$11.69	$13.01	$14.25
Total Return(a)	31.81%	5.29%	3.21%	1.80%	16.73%
Net Assets, End of Year (in thousands)	$37,597	$8,214	$10,062	$25,251	$25,692
Ratio of Gross Expenses to Average Net Assets	2.35%	3.36%	3.15%	2.56%	2.55%
Ratio of Net Expenses to Average Net Assets	1.50%	1.50%	1.70%	1.95%	1.95%
Ratio of Net Investment Income (Loss) to Average Net Assets	6.06%	6.81%	1.13%	(0.84)%	(1.19)%
Portfolio Turnover Rate	496%	435%	338%	142%	126%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See Notes to Financial Statements
Annual Report | October 31, 2021	39

Lebenthal Ultra Short Tax-Free Income Fund - Class I Shares
Financial Highlights

For a share outstanding during each period.

		For the
	For the	Period
	Year Ended	Ended
	October 31,	October 31,
	2021	2020(a)
Net Asset Value, Beginning of Period	$10.01	$10.00
Income from investment operations:
Net investment income	0.01	0.04
Net realized and unrealized gain (loss) on investments	(0.01)	0.01
Total from Investment Operations	—	0.05
Less Distributions:
Net investment income	(0.01)	(0.04)
Total distributions	(0.01)	(0.04)
Net Asset Value, End of Period	$10.00	$10.01
Total Return(b)	(0.02)%	0.48	% (c)
Net Assets, End of Period (in thousands)	$9,640	$9,370
Ratio of Gross Expenses to Average Net Assets	3.10%	2.87	% (d)
Ratio of Net Expenses to Average Net Assets	0.36%	0.43	% (d)
Ratio of Net Investment Income to Average Net Assets	0.08%	0.41	% (d)
Portfolio Turnover Rate	9%	88	% (c)

(a)	For the period December 30, 2019(commencement of operations) to October 31, 2020.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See Notes to Financial Statements
40	www.dcmmutualfunds.com

Lebenthal Ultra Short Tax-Free Income Fund - Class A Shares
Financial Highlights

For a share outstanding during each period.

		For the
	For the	Period
	Year Ended	Ended
	October 31,	October 31,
	2021	2020(a)
Net Asset Value, Beginning of Period	$10.01	$10.00
Income from investment operations:
Net investment income (loss)	(0.03)	0.02
Net realized and unrealized gain on investments	— (b)	0.01
Total from Investment Operations	(0.03)	0.03
Less Distributions:
Net investment income	—	(0.02)
Total distributions	—	(0.02)
Net Asset Value, End of Period	$9.98	$10.01
Total Return(c)	(0.30)%	0.35	% (d)
Net Assets, End of Period (in thousands)	$20	$45
Ratio of Gross Expenses to Average Net Assets	3.35%	3.12	% (e)
Ratio of Net Expenses to Average Net Assets	0.61%	0.68	% (e)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.16)%	0.12	% (e)
Portfolio Turnover Rate	9%	88	% (d)

(a)	For the period December 30, 2019(commencement of operations) to October 31, 2020.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions. Calculation does not reflect front-end sales charge or contingent deferred sales charge (“CDSC”).

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements
Annual Report | October 31, 2021	41

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

1. ORGANIZATION

The DCM/INNOVA High Equity Income Innovation Fund (formerly known as the DCM/ INNOVA High Dividend Income Innovation Fund) (the “DCM/INNOVA Fund”) and the Lebenthal Ultra Short Tax-Free Income Fund (the “Lebenthal Fund”) (each a “Fund” and, collectively the “Funds”), are each organized as diversified series of the Centaur Mutual Funds Trust (the “Trust”). The DCM/INNOVA Fund commenced operations on March 16, 2005 and was formally known as the Centaur Total Return Fund. The Lebenthal Fund commenced operations on December 30, 2019. The Trust is an open ended-management investment company and is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.

The investment objective of the DCM/INNOVA Fund is to seek maximum total return through a combination of capital appreciation and current income. The investment objective of the Lebenthal Fund is to seek a high level of current income exempt from federal income tax consistent with relative stability of principal. The Lebenthal Fund invests primarily in municipal securities, the income from which is exempt from federal income tax.

The Lebenthal Fund currently offers two classes of shares; Class A Shares and Class I Shares. Each class of shares represents an interest in the Lebenthal Fund, has the same rights and is identical in all material respects, except that the classes bear different (or no) levels of sales loads and different expenses, certain class specific expenses will be borne solely by the class to which such expenses are attributable, and each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. Class A Shares are subject to a front-end sales charge of 0.50% which is waived for purchases of $250,000 or greater. Unless you are otherwise eligible to purchase Class A shares without a sales charge, a CDSC of up to 0.25% will be charged on Class A shares redeemed within 12 months of purchase if you paid no sales charge on the original purchase and a finder’s fee was paid.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP.

42	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Investment Valuation

The Funds’ investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.

Fixed income securities will ordinarily be traded on the over-the-counter market. When market quotations are readily available, fixed income securities will be valued based on prices provided by the pricing service. The prices provided by the pricing service are generally determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Such fixed income securities may also be priced based upon a matrix system of pricing similar bonds and other fixed income securities.

Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds normal pricing procedures are valued at fair value as determined under policies approved by the Board of Trustees (the “Board”). Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Trust’s normal pricing procedures.

Annual Report | October 31, 2021	43

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

Fair Value Measurement

GAAP establishes a framework for measuring fair value and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

Level 2 –	Other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments based on the best information available)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement.

The valuation techniques used by the Funds to measure fair value during the fiscal year ended October 31, 2021 maximized the use of observable inputs and minimized the use of unobservable inputs.

44	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets and liabilities as of October 31, 2021.

DCM/INNOVA Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$37,145,715	$—	$—	$37,145,715
Money Market Funds	278,621	—	—	278,621
Total	$37,424,336	$—	$—	$37,424,336

Lebenthal Fund
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	$—	$10,412,429	$—	$10,412,429
Money Market Funds	35,724	—	—	35,724
Total	$35,724	$10,412,429	$—	$10,448,153

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Municipal Securities Risk

The Lebenthal Fund invests primarily in municipal securities. The risk of municipal securities generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. Municipal obligations can be significantly affected by political and economic changes, including inflation, as well as uncertainties in the municipal market related to taxation, legislative changes, or the rights of municipal security holders. Municipal bonds have varying levels of sensitivity to changes in interest rates. Interest rate risk is generally lower for shorter-term Municipal bonds and higher for long term Municipal bonds.

Sector Focus Risk

While the DCM/INNOVA Fund does not focus its investments on a particular sector, the DCM/INNOVA Fund may, at times, be more heavily invested in certain sectors, which may cause the value of its shares to be especially sensitive to factors and economic risks that specifically affect those sectors and may cause the DCM/INNOVA Fund’s share price to fluctuate more widely than the shares of a mutual fund that invests in a broader range of industries.

Annual Report | October 31, 2021	45

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. The DCM/INNOVA Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date) for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Expenses that are directly related to one of the Funds are charged to that Fund. Expenses not directly billed to a particular Fund are allocated proportionally among all Funds in relation to net assets of each Fund or another reasonable allocation method. Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire Fund.

46	www.dcmmutualfunds.com

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

Dividend Distributions

Dividends from net investment income are generally declared and paid monthly for the DCM/INNOVA Fund. Dividends from net investment income are generally declared daily and paid monthly for the Lebenthal Fund. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Federal Income Taxes

As of and during the fiscal year ended October 31, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Advisor

DCM Advisors, LLC (the “Advisor”) is the investment advisor for the Funds. The Advisor serves in the capacity of investment advisor to each Fund pursuant to an investment advisory agreement with the Trust on behalf of the respective Fund. The Advisor receives monthly compensation based on each Fund’s average daily net assets at the annual rate of 0.75% for the DCM/INNOVA Fund and 0.42% for the Lebenthal Fund. For the fiscal year ended October 31, 2021, the Advisor earned fees of $117,311 and $39,555 from the DCM/INNOVA Fund and the Lebenthal Fund, respectively. At October 31, 2021, the DCM/INNOVA Fund owed the Advisor $32,611 and the Advisor owed $21,701 to the Lebenthal Fund, pursuant to the expense limitation agreement described below.

The Advisor has entered into Expense Limitation Agreements with the DCM/INNOVA Fund and the Lebenthal Fund under which the Advisor has contractually agreed to reduce the amount of the investment advisory fees to be paid to the Advisor by the Funds and to assume other expenses of the Funds, if necessary, in an amount that

Annual Report | October 31, 2021	47

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

limits the Funds’ annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, dividend expense on securities sold short, “acquired fund fees and expenses,” and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to not more than 1.50% of the average daily net assets of the DCM/INNOVA Fund through April 30, 2022 and not more than 0.49% of the average daily net assets of the Lebenthal Fund through April 30, 2022. For the fiscal year ended October 31, 2021, the Advisor waived fees and reimbursed expenses of $132,528 and $246,122 for the DCM/INNOVA Fund and the Lebenthal Fund, respectively. The Expense Limitation Agreement may not be terminated prior to that date without the approval of the Board.

In addition to the expense limitations previously noted, effective June 25, 2020, the Advisor has agreed to a voluntarily waiver of ten basis points (0.10%) of the Lebenthal Fund’s average daily net assets. Effective July 7, 2021 the Advisor has agreed to voluntarily waive an additional ten basis points (0.10%) of the Lebenthal Fund’s average daily net assets. The Advisor is not entitled to the reimbursement of any fees voluntarily waived or expenses reimbursed. During the fiscal year ended October 31, 2021, the Advisor voluntarily waived fees of $12,445 for the Lebenthal Fund.

Administrator

Ultimus Fund Solutions, LLC (the “Administrator”) provides administration, fund accounting, compliance and transfer agency services to the Funds. The Funds pay the Administrator fees in accordance with the Master Services Agreement for such services. In addition, the Funds pay out-of-pocket expenses including but not limited to postage, supplies and costs of pricing its portfolio securities.

Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) serves as the Trust’s Distributor. The Distributor acts as an agent for the Trust and the distributor of its shares. The Distributor is compensated by the Advisor for its services provided to the Trust. The Distributor operates as a wholly-owned subsidiary of the Administrator.

Certain officers of the Trust are employees of the Administrator and the Distributor.

4. DISTRIBUTION PLAN AND FEES

The Trust, with respect to the Lebenthal Fund, has adopted a Distribution Plan (the “Plan”) for its Class A Shares in accordance with Rule 12b-1 under the 1940 Act. The Plan allows the Fund to pay for certain expenses related to the distribution of its

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Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

shares (12b-1 fees”), including, but not limited to, payments to securities dealers and other persons (including the Distributor and its affiliates) who are engaged in the sale of shares of the Lebenthal Fund and who may be advising investors regarding the purchase, sale or retention of the Lebenthal Fund shares; expenses of maintaining personnel who engage in or support distribution of shares or who render shareholder support services not otherwise provided by the Transfer Agent or the Trust; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing and distributing sales literature and prospectuses and statements of additional information and reports for recipients other than existing shareholders; expenses of obtaining such information, analysis and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable; and any other expenses related to the distribution of the Lebenthal Fund shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% per annum of the Lebenthal Fund’s average daily net assets allocable to the Class A Shares. For the fiscal year ended October 31, 2021, the Class A Shares incurred 12b-1 fees of $86. As of October 31, 2021 the Lebenthal Fund owed the Distributor $4.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the fiscal year ended October 31, 2021, purchases and sales of investment securities other than short-term investments were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Purchases	$103,301,108	$545,156
Sales	$76,626,828	$2,345,000

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2021.

6. FEDERAL INCOME TAXES

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Annual Report | October 31, 2021	49

Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

Management has reviewed the Funds’ tax positions to be taken on federal income tax returns for the open tax years of 2018, 2019 and 2020 and during the fiscal year ended October 31, 2021, and has determined that the Funds do not have a liability for uncertain tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties.

As of October 31, 2021, the aggregate cost of investments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Gross Unrealized Appreciation	$2,913,482	$2,754
Gross Unrealized Depreciation	(684,364)	(140)
Net Unrealized Appreciation	$2,229,118	$2,614
Cost of Investments for Income Tax Purposes	$35,195,218	$10,445,539

Distributions paid during the fiscal years ended October 31, 2021 and October 31, 2020 were characterized for tax purposes as follows:

	DCM/INNOVA		Lebenthal
	Fund		Fund
	2021	2020	2021	2020
Distributions paid from:
Ordinary Income	$859,659	$639,617	$18	$603
Tax Exempt Income	—	—	7,540	25,281
Long-Term Capital Gains	20,397	—	—	—
Return of Capital	—	23,084	—	—
Total distributions paid	$880,056	$662,701	$7,558	$25,884

As of October 31, 2021, the components of distributable earnings on a tax basis were as follows:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Undistributed Long-Term Capital Gains	$202,577	$—
Accumulated Capital Losses	—	(5)
Net Unrealized Appreciation	2,228,681	2,614
Total Distributable Earnings	$2,431,258	$2,609

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Centaur Mutual Funds Trust
Notes to Financial Statements
October 31, 2021

As of October 31, 2021, the Lebenthal Fund had short-term capital loss carryforwards available to offset future gains and not subject to expiration in the amount of $5.

The Funds have recorded reclassifications in their capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present accumulated earnings (deficit) on a tax basis which is considered to be more informative to the shareholder. As of October 31, 2021, the Funds recorded the following reclassifications to increase (decrease) the capital accounts listed below:

	DCM/INNOVA	Lebenthal
	Fund	Fund
Paid-in Capital	$5,025	$(30)
Accumulated earnings (deficit)	(5,025)	30

7. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expects the risk of loss to be remote.

8. TRUSTEE COMPENSATION

As of October 31, 2021, there were three Trustees, two of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (the “Independent Trustees”). Each Trustee receives a fee of $2,000 each year plus $500 per series of the Trust per meeting. The officers of the Trust will not receive compensation from the Trust for performing the duties of their offices. All Trustees and officers are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings.

9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, management has determined that there are no other items requiring adjustment of the financial statements.

Annual Report | October 31, 2021	51

Centaur Mutual Funds Trust
Report of Independent Registered Public Accounting Firm
October 31, 2021

To the Board of Trustees of Centaur Mutual Funds Trust

and the Shareholders of DCM/INNOVA High Equity Income Innovation Fund

and Lebenthal Ultra Short Tax-Free Income Fund

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of DCM/INNOVA High Equity Income Innovation Fund (formerly, DCM/INNOVA High Dividend Income Innovation Fund) and Lebenthal Ultra Short Tax-Free Income Fund, each a series of shares of beneficial interest in Centaur Mutual Funds Trust (the “Funds”), including the schedules of investments, as of October 31, 2021, and the related statements of operations, statements of changes in net assets, and financial highlights as noted in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of October 31, 2021, and the results of their operations, the changes in their net assets and their financial highlights as noted in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statements of Operations, Changes in Net Assets, and Financial Highlights Presented
DCM/INNOVA High Equity Income Innovation Fund	The statement of operations for the year ended October 31, 2021, the statements of changes in net assets for each of the years in the two-year period ended October 31, 2021 and the financial highlights for each of the years in the five-year period ended October 31, 2021

Lebenthal Ultra Short Tax-Free Income Fund	The statement of operations for the year ended October 31, 2021, the statements of changes in net assets and the financial highlights for the year ended October 31, 2021 and for the period from December 30, 2019 (commencement of operations) through October 31, 2020

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting

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Centaur Mutual Funds Trust
Report of Independent Registered Public Accounting Firm
October 31, 2021

Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2021 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the Centaur Mutual Funds Trust since 2005.

Philadelphia, Pennsylvania
December 28, 2021

Annual Report | October 31, 2021	53

Centaur Mutual Funds Trust
Summary of Fund Expenses
October 31, 2021 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

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Centaur Mutual Funds Trust
Summary of Fund Expenses
October 31, 2021 (Unaudited)

	Beginning	Ending	Expenses	Annualized
	Account Value,	Account Value,	Paid During	Expense
	May 1, 2021	October 31, 2021	Period(a)	Ratio
DCM/INNOVA Fund
Actual	$ 1,000.00	$ 1,038.00	$ 7.71	1.50%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.64	$ 7.63	1.50%

Lebenthal Fund - Class A Shares
Actual	$ 1,000.00	$ 998.00	$ 2.87	0.57%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.33	$ 2.91	0.57%

Lebenthal Fund - Class I Shares
Actual	$ 1,000.00	$ 999.30	$ 1.61	0.32%
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.59	$ 1.63	0.32%

(a)	Expenses are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), divided by 365.

Annual Report | October 31, 2021	55

Centaur Mutual Funds Trust
Additional Information
October 31, 2021 (Unaudited)

PROXY VOTING POLICIES AND VOTING RECORD

Both (i) a description of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent 12-month period ended June 30th are available, without charge, upon request, by calling the Trust at (888) 484-5766, or on the on the Securities and Exchange Commissions (“SEC”) website at https://www.sec.gov and on the Funds’ website at http://www.dcmmutualfunds.com.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. The Funds’ portfolio holdings are available on the SEC’s website at https://www.sec.gov and on the Funds’ website at http://www.dcmmutualfunds.com.

TAX INFORMATION

The Form 1099-DIV you receive in January 2022 will show the tax status of all distributions paid to your account in calendar year 2021. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	DCM/INNOVA	Lebenthal
	Fund	Fund
Qualified Dividend Income	27%	0%

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Centaur Mutual Funds Trust
Additional Information
October 31, 2021 (Unaudited)

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	DCM/INNOVA	Lebenthal
	Fund	Fund
Qualified Business Income	0%	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2020 ordinary income dividends, the following percentage qualifies for the corporate dividends received deductions.

	DCM/INNOVA	Lebenthal
	Fund	Fund
Dividends Received Deduction	18%	0%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	DCM/INNOVA	Lebenthal
	Fund	Fund
Long-Term Capital Gains Distributions	$20,397	$—

The Lebenthal Fund designated tax-exempt distributions in the amount of $7,510 for the fiscal year ended October 31, 2021.

Annual Report | October 31, 2021	57

Centaur Mutual Funds Trust
Liquidity Risk Management Program
October 31, 2021 (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources. The Fund’s Board of Trustees (the “Board”) approved the appointment of the Liquidity Administrator, who is the Chief Compliance Officer of the Fund’s Adviser, to be responsible for the Program’s administration and oversight and for reporting to the Board on at least an annual basis regarding the Program’s operation and effectiveness. The Liquidity Administrator maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Report outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation and was presented to the Board for consideration at its meeting held on September 29, 2021. During the review period, June 1, 2020 through May 31, 2021 (the “Review Period”), neither of the Funds experienced unusual stress or disruption to its operations related to purchase and redemption activity. Also, during the Review Period, the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that (i) the Program is reasonably designed to prevent violation of the Liquidity Rule and (ii) the Program has been effectively implemented.

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Centaur Mutual Funds Trust
Trustees and Officers
October 31, 2021 (Unaudited)

Name, Address, and Year of Birth*	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
INDEPENDENT TRUSTEES
James H. Speed, Jr., (Born 1953)	Trustee and Chairman	Since 3/2009 (Chairman since 09/2012)	Retired, Private Investor (2016 to present); President and Chief Executive Officer (“CEO”) of NC Mutual Life Insurance Company (insurance company) (May 2003 to December 2015).	2	Independent Trustee of Hillman Capital Management Investment Trust for its one series, Brown Capital Management Funds for its four series, Starboard Investment Trust for its seventeen series, WST Investment Trust for its one series, and Chesapeake Investment Trust for its one series (all registered investment companies); Member of Board of Directors of M&F Bancorp; Member of Board of Directors of Investors Title Company.
Thomas G. Douglass, (Born 1956)	Trustee	Since 09/2013	Principal, Douglass and Douglass, Attorneys	2	Independent Trustee of WST Investment Trust for its one series (a registered investment company)
INTERESTED TRUSTEE
Marc Rappaport (Born 1963)	Trustee Vice President	Since 09/2019 (Vice President since 09/2020)	CEO of DCM Advisors, LLC	2	NONE

Annual Report | October 31, 2021	59

Centaur Mutual Funds Trust
Trustees and Officers
October 31, 2021 (Unaudited)

Name, Address, and Year of Birth*	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
OTHER OFFICERS
David R. Carson, (Born 1958)	President (Principal Executive Officer)	Since 11/2018	Vice President – Director of Client Strategies, Ultimus Fund Solutions, LLC (2013 – present)	n/a	n/a
Zachary P. Richmond (Born 1980)	Treasurer (Principal Financial Officer)	Since 5/2019	Vice President – Director of Financial Administration, Ultimus Fund Solutions, LLC since February 2019; Associate Vice President, Associate Director of Financial Administration, Ultimus Fund Solutions, LLC (December 2015 to February 2019).	n/a	n/a

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Centaur Mutual Funds Trust
Trustees and Officers
October 31, 2021 (Unaudited)

Name, Address, and Year of Birth*	Position(s) held with Fund/Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years
Kevin Patton (Born 1970)	Chief Compliance Officer	Since 3/2020	AVP, Compliance Officer, Ultimus Fund Solutions LLC since January 2020; Partner and Chief Compliance Officer, Renaissance Investment Management (August 2005 to January 2020).	n/a	n/a
Paul F. Leone (Born 1963)	Secretary	Since 9/2020	Since 9/2020 VP, Senior Legal Counsel; Ultimus Fund Solutions, LLC since August 2020; Attorney, Leone Law Office P.C. (August 2019 to August 2020); Senior Counsel, Empower Retirement (May 2015 to July 2019).	n/a	n/a

Annual Report | October 31, 2021	61

Revised September 2020

FACTS	WHAT DOES THE CENTAUR MUTUAL FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and assets

●   Account balances and transaction history

●   Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Centaur Mutual Funds Trust chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	Does the Centaur Mutual Funds Trust share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We do not share.
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share.
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share.
For nonaffiliates to market to you	No	We do not share.

QUESTIONS?	Call 1-888-484-5766

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CENTAUR PRIVACY POLICY | Page 2

WHO WE ARE
Who is providing this notice?	The Centaur Mutual Funds Trust DCM/INNOVA High Equity Income Innovation Fund Lebenthal Ultra Short Tax-Free Income Fund
WHAT WE DO
How does the Centaur Mutual Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does the Centaur Mutual Funds Trust collect my personal information?

We collect your personal information, for example, when you

●   open an account or give us your account information

●   make deposits or withdrawals from our account

●   pay us by check or make a wire transfer

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes – information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional

rights to limit sharing.

DEFINITIONS
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●   DCM Advisors, LLC, an affiliate of Dinosaur Group Holdings, LLC, is the investment advisor to the Funds and is an affiliate of the Centaur Mutual Funds Trust.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   The Centaur Mutual Funds Trust does not share information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Centaur Mutual Funds Trust does not jointly market.

Annual Report | October 31, 2021	63

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Centaur-AR-21

The Centaur Mutual Funds Trust is distributed by Ultimus Fund Distributors, LLC.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, Centaur Mutual Funds Trust (the “registrant”)

has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer.

(b)	Not applicable
(c)	Not applicable to registrant.
(d)	Not applicable to registrant.
(e)	Not applicable to registrant.

(f) (1) A copy of the code of ethics that applies to the registrant’s Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12(a)(1) below.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the following member of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item: James H. Speed, Jr.

Item 4. Principle Accountant Fees and Services.

(a)	Audit fees billed to the registrant by the independent accountant for the last two fiscal years:

DCM/INNOVA High Equity Income Innovation Fund	FY 2021	$12,500
	FY 2020	$12,500

Lebenthal Ultra Short Tax-Free Income Fund	FY 2021	$13,500
	FY 2020	$12,000

These amounts represent aggregate fees billed by the registrant’s independent accountant, BBD, LLP (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

(b) Audit-Related Fees billed by the registrant’s independent accountant for the last two fiscal years:

DCM/INNOVA High Equity Income Innovation Fund	FY 2021	$0
	FY 2020	$0

Lebenthal Ultra Short Tax-Free Income Fund	FY 2021	$0
	FY 2020	$0

These amounts represent assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees billed to the registrant’s independent accountant for the last two fiscal years:

DCM/INNOVA High Equity Income Innovation Fund	FY 2021	$2,500
	FY 2020	$2,000

Lebenthal Ultra Short Tax-Free Income Fund	FY 2021	$3,000
	FY 2020	$3,000

These amounts represent professional services rendered by the Accountant for tax compliance, tax advice, and tax planning. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

(d) All Other Fees paid to the registrant’s independent accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years:

DCM/INNOVA High Equity Income Innovation Fund	FY 2021	$0
	FY 2020	$0

Lebenthal Ultra Short Tax-Free Income Fund	FY 2021	$0
	FY 2020	$0

(e)(1) The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services described in paragraphs (b) through (d) of this Item were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-Audit Fees – Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended October 31, 2020 and October 31, 2019 were $5,000 and $2,000, respectively. There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h) Not applicable.

Item 5. Audit Committee of Listed Companies.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Exhibit EX-99.CODE ETH – Code of Ethics

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Centaur Mutual Funds Trust

By (Signature and Title)*	/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	1/07/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Carson
David R. Carson, Principal Executive Officer

Date	1/07/2022

By (Signature and Title)*	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer

Date	1/07/2022